FINANCIAL INSTRUMENTS - Offsetting Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Total asset derivatives
Gross amounts presented in the consolidated balance sheet	$ 0	$ 84
Gross amounts not offset in the consolidated balance sheet subject to netting agreements	0	(52)
Net amount	0	32
Total liability derivatives
Gross amounts presented in the consolidated balance sheet	44,315	5,798
Gross amounts not offset in the consolidated balance sheet subject to netting agreements	0	(52)
Net amount	$ 44,315	$ 5,746